GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 52	$ 62	$ 104	$ 119	$ 229	$ 147
INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5	3	8	9	24	7
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1	6	1	7	13	14
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13	17	29	38	52	28
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19	17	40	36	89	52
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 14	$ 19	$ 26	$ 29	$ 51	$ 46